CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 934,377	$ 133,615	¥ 564,344	¥ 540,988
Adjustments to reconcile Net income to net cash generated from operating activities:
Depreciation of property, equipment and leasehold improvement	30,877	4,415	27,738	37,622
Amortization of right-of-use assets	31,222	4,465	35,548	50,087
Amortization of intangible assets	29,419	4,207	12,510	8,892
Loss on disposal of long-term assets	180	26	5,486	2,989
Dividend income			(1,280)	(640)
Deferred income tax	(2,736)	(391)	9,661	4,495
Inventory write-downs	36,999	5,291	24,344	35,695
Interest expense	6,395	914	176
Foreign exchange (gain) /loss	(2,987)	(427)	14,061	(586)
Share-based compensation expenses	186,235	26,631	369,655	362,868
Unrealized investment income	(45,488)	(6,506)	(91,298)	(378,138)
Impairment of property, equipment, and leasehold improvement and intangible assets				5,008
Impairment of other non-current assets				72
Gain on disposal of long-term investment				(164,400)
Provision for credit losses	2,284	327	4,045	1,615
Changes in operating assets and liabilities:
Accounts and notes receivable	(37,284)	(5,332)	(19,310)	26,976
Receivables from online payment platforms	5,497	786	2,171	(3,893)
Inventories	(55,094)	(7,878)	(21,743)	(39,054)
Amounts due from related parties	135,893	19,432	(227,396)	(113,624)
Amounts due to related parties	(598)	(86)	(42,457)	60,397
Prepayments and other current assets	(77,640)	(11,102)	(2,181)	29,937
Other non-current assets	(3,893)	(556)	(4,702)	2,240
Accounts and notes payable	(55,557)	(7,945)	192,112	(30,057)
Contract liabilities	(605)	(86)	(38,976)	(25,798)
Salary and welfare benefits payable	16,545	2,366	34,484	(88,493)
Taxes payable	6,882	984	48,990	(36,861)
Accrued expenses and other current liabilities	(13,320)	(1,905)	819	(29,924)
Lease liabilities	(23,055)	(3,297)	(42,452)	(59,710)
Net cash generated from operating activities	1,104,548	157,948	854,349	198,703
Cash flows from investing activities:
Purchase of property, equipment, and leasehold improvement	(117,729)	(16,835)	(10,086)	(28,221)
Purchase of intangible assets	(992)	(142)	(2,177)	(4,192)
Purchase of short-term bank deposits	(2,298,896)	(328,738)	(1,090,022)	(4,843,210)
Purchase of long-term bank deposits	(380,000)	(54,339)	(180,000)	(782,335)
Proceeds from maturities of short-term bank deposits	2,769,473	396,029	2,710,561	9,717,494
Proceeds from maturities of long-term bank deposits			10,000	240,000
Proceeds from sale of short-term bank deposits			100,000
Purchase of short-term investments	(13,458,033)	(1,924,473)	(9,786,203)	(8,749,704)
Purchase of long-term investment securities	(1,000,159)	(143,021)	(1,993,689)	(2,325,411)
Proceeds from maturities of short-term investments	14,262,997	2,039,581	13,258,052	8,388,000
Sale of short-term investments				320,000
Sale of long-term investments				588,872
Purchase of long-term investments	(330)	(47)		(430,788)
Disposal of property, equipment and leasehold improvement	572	82	285
Acquisition of subsidiaries - net of cash acquired (not under common control)	(599,094)	(85,669)
Dividend from investment			1,280	640
Net cash generated from/(used in) investing activities	(822,191)	(117,572)	3,018,001	2,091,145
Cash flows from financing activities:
Capital contribution from non-controlling interest				11,050
Proceeds from bank loans	92,100	13,170	40,000
Repayments of bank loans	(99,019)	(14,160)
Proceeds from exercise of employees' share options	1,152	165	1,448	8,757
Acquisition of subsidiaries - net of cash acquired				(169,148)
Dividend paid	(91,471)	(13,080)	(88,839)	(92,384)
Funds provided by related parties				41,107
Funds paid back to related parties			(41,107)
Cash payments for repurchase of shares	(183,930)	(26,302)	(589,357)	(996,628)
Other financing activities	(1,579)	(225)	(176)	4,030
Net cash used in financing activities	(282,747)	(40,432)	(678,031)	(1,193,216)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(98,957)	(14,150)	29,982	34,340
Net increase/(decrease) in cash, cash equivalents and restricted cash	(99,347)	(14,206)	3,224,301	1,130,972
Cash, cash equivalents and restricted cash at the beginning of the year	5,644,359	807,133	2,420,058	1,289,086
Cash, cash equivalents and restricted cash at the end of the year	5,545,012	792,927	5,644,359	2,420,058
Including:
Cash and cash equivalents at the end of the year	5,367,139	767,491	5,593,492	2,390,298
Restricted cash at the end of the year	177,873	25,436	50,867	29,760
Supplemental disclosures of cash flow information:
Cash paid for income taxes	85,293	12,197	40,805	74,844
Cash paid for interest	1,579	225	176
Non-cash investing and financing activities:
Property, equipment and leasehold improvement financed by other payables	160	23	174	923
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.	¥ (14,958)	$ (2,139)	¥ (425,976)	¥ 396,378